Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Australia (6.7%)
	Commonwealth Bank of Australia	1,687,283	174,669
	BHP Group Ltd.	4,946,187	170,358
	Westpac Banking Corp.	3,449,444	92,683
	National Australia Bank Ltd.	3,083,901	92,639
	ANZ Group Holdings Ltd.	2,999,284	76,303
	Wesfarmers Ltd.	1,137,125	65,597
	Macquarie Group Ltd.	345,106	50,648
[1]	Rio Tinto Ltd.	372,736	38,833
	Woodside Energy Group Ltd.	1,908,782	33,702
	Transurban Group	3,124,574	30,223
	Woolworths Group Ltd.	1,225,491	26,300
	Fortescue Ltd.	1,600,788	23,181
	Brambles Ltd.	1,380,771	21,433
	QBE Insurance Group Ltd.	1,523,983	20,887
	Coles Group Ltd.	1,346,744	19,898
	Evolution Mining Ltd.	2,036,069	19,553
	Santos Ltd.	3,282,847	16,010
	South32 Ltd.	4,536,531	14,371
	Origin Energy Ltd.	1,729,018	14,180
	Telstra Group Ltd.	4,028,541	13,686
	Suncorp Group Ltd.	1,091,734	12,852
	Computershare Ltd. (XASX)	535,664	12,165
	Insurance Australia Group Ltd.	2,280,736	12,024
	Medibank Pvt Ltd.	2,791,430	8,957
	Orica Ltd.	496,651	8,848
	Lottery Corp. Ltd.	2,216,296	7,895
	ASX Ltd.	196,816	7,834
	APA Group	1,253,147	7,715
	Sonic Healthcare Ltd.	471,959	7,548
	JB Hi-Fi Ltd.	111,607	6,288
	Ampol Ltd.	244,852	4,919
	Whitehaven Coal Ltd.	794,173	4,852
	Aurizon Holdings Ltd.	1,821,494	4,659
	Worley Ltd.	499,155	4,643
	Bendigo & Adelaide Bank Ltd.	567,096	4,318
	Dyno Nobel Ltd.	1,771,024	4,313
	Downer EDI Ltd.	718,718	4,008
	AGL Energy Ltd.	633,669	3,987
	Steadfast Group Ltd.	1,078,256	3,905
	Endeavour Group Ltd.	1,512,958	3,887
	Atlas Arteria Ltd.	1,033,327	3,566
	Challenger Ltd.	547,559	3,488
	Bank of Queensland Ltd.	667,057	3,142
	Treasury Wine Estates Ltd.	840,739	3,133
	AMP Ltd.	2,599,698	3,044
	Metcash Ltd.	1,141,821	2,632
	Lendlease Corp. Ltd.	714,188	2,390
	Harvey Norman Holdings Ltd.	466,239	2,095
[1]	Flight Centre Travel Group Ltd.	157,557	1,767
*	Insignia Financial Ltd.	506,439	1,636
	Orora Ltd.	1,078,260	1,531
[1]	Yancoal Australia Ltd.	356,261	1,426
	New Hope Corp. Ltd.	428,129	1,343
	Perpetual Ltd.	101,406	1,270
	Beach Energy Ltd.	1,402,437	1,202
	Deterra Royalties Ltd.	365,885	1,068
[1]	Domino's Pizza Enterprises Ltd.	63,106	1,000
	TPG Telecom Ltd.	356,822	963
	Magellan Financial Group Ltd.	149,741	905

		Shares	Market Value ($000)
	GQG Partners Inc. GDR	728,732	794
			1,189,166
Austria (0.4%)
	Erste Group Bank AG	283,336	36,836
	OMV AG	145,342	8,634
	Raiffeisen Bank International AG	128,894	6,497
	ANDRITZ AG	68,149	5,897
	Verbund AG	67,143	4,927
	Telekom Austria AG	65,626	697
			63,488
Belgium (0.3%)
	KBC Group NV	227,870	32,111
	Ageas SA	177,194	12,586
	Groupe Bruxelles Lambert NV	79,277	7,501
			52,198
Brazil (1.4%)
	Vale SA	3,624,188	58,067
	Petroleo Brasileiro SA - Petrobras	3,904,665	29,967
	Banco Bradesco SA	5,231,742	18,212
	B3 SA - Brasil Bolsa Balcao	5,262,914	16,151
	Banco BTG Pactual SA	1,236,800	14,089
	Ambev SA	4,391,350	12,391
	Axia Energia	1,158,582	11,969
	Banco Do Brasil SA	1,721,236	8,248
	Localiza Rent a Car SA (BVMF)	874,400	8,040
	Suzano SA	679,500	6,369
	Vibra Energia SA	1,149,838	6,284
	Telefonica Brasil SA	759,260	5,393
	Cia Paranaense de Energia - Copel	1,848,792	4,630
	BB Seguridade Participacoes SA	640,857	4,543
	Motiva Infraestrutura de Mobilidade SA	1,215,210	3,870
	TIM SA	817,800	3,810
	Itau Unibanco Holding SA ADR	427,234	3,670
	Ultrapar Participacoes SA	723,500	3,489
	Itau Unibanco Holding SA	420,804	3,353
	Lojas Renner SA	1,006,290	2,855
	Banco Santander Brasil SA	396,186	2,734
	Klabin SA	738,480	2,689
	Engie Brasil Energia SA	343,329	2,138
	Multiplan Empreendimentos Imobiliarios SA	313,285	1,961
	Caixa Seguridade Participacoes SA	585,100	1,925
	Alupar Investimento SA	293,918	1,896
	Transmissora Alianca de Energia Eletrica SA	235,781	1,865
	CPFL Energia SA	185,700	1,816
	Allos SA	302,081	1,774
	Porto Seguro SA	183,718	1,754
*	Brava Energia	431,800	1,551
*	Natura Cosmeticos SA	860,000	1,433
	Hypera SA	296,182	1,419
*	Cosan SA	1,214,411	1,361
	Neoenergia SA	195,900	1,206
	SLC Agricola SA	203,085	619
	M Dias Branco SA	103,600	489
	CSN Mineracao SA	388,600	435
	Grupo Mateus SA	463,900	424
	Cia Energetica de Minas Gerais	30,980	89
			254,978
Canada (7.8%)
	Royal Bank of Canada	1,430,516	238,186
	Toronto-Dominion Bank	1,714,178	160,207
	Enbridge Inc.	2,199,935	107,392
	Bank of Montreal	726,126	98,852
	Bank of Nova Scotia	1,259,095	94,133
	Canadian Imperial Bank of Commerce	947,950	87,607
	Canadian Natural Resources Ltd.	2,070,662	76,993
	Manulife Financial Corp.	1,719,692	65,509
	Suncor Energy Inc.	1,231,096	65,070
	TC Energy Corp.	1,048,475	61,477

		Shares	Market Value ($000)
	National Bank of Canada	395,577	47,136
	Sun Life Financial Inc.	568,422	35,817
	Nutrien Ltd.	493,208	33,958
	Cenovus Energy Inc.	1,403,572	27,697
	Power Corp. of Canada	545,251	27,498
	Fortis Inc. (XTSE)	512,240	27,311
	Pembina Pipeline Corp.	588,609	24,458
	Restaurant Brands International Inc.	328,717	22,024
	Brookfield Asset Management Ltd. Class A (XTSE)	385,831	19,169
	Tourmaline Oil Corp.	372,369	17,622
	Magna International Inc.	270,988	13,853
	Great-West Lifeco Inc.	274,845	12,866
[2]	Hydro One Ltd.	321,800	12,722
	BCE Inc.	319,059	8,248
	TELUS Corp.	522,918	7,297
			1,393,102
Chile (0.2%)
	Banco De Chile	45,391,945	9,999
	Banco de Credito e Inversiones SA	79,931	5,940
	Banco Santander Chile	62,632,673	5,509
	Empresas Copec SA	398,184	3,394
	Enel Chile SA	24,900,011	2,111
	Enel Americas SA	18,709,161	1,766
	Banco Itau Chile SA	62,791	1,709
	Empresas CMPC SA	1,079,335	1,618
	Cencosud Shopping SA	478,055	1,532
	Quinenco SA	272,820	1,413
	Aguas Andinas SA Class A	2,700,452	1,190
	Colbun SA	7,134,423	1,182
	Cia Cervecerias Unidas SA	119,833	881
	Cia Sud Americana de Vapores SA	11,319,468	622
			38,866
China (6.0%)
	China Construction Bank Corp. Class H	88,633,000	89,495
	Industrial & Commercial Bank of China Ltd. Class H	81,585,671	67,675
	Ping An Insurance Group Co. of China Ltd. Class H	5,888,902	54,622
	Bank of China Ltd. Class H	70,217,351	41,933
	China Life Insurance Co. Ltd. Class H	7,523,000	33,479
	China Merchants Bank Co. Ltd. Class H	4,062,375	24,819
	PetroChina Co. Ltd. Class H	20,116,000	23,897
	Agricultural Bank of China Ltd. Class H	32,516,000	22,732
	China Shenhua Energy Co. Ltd. Class H	3,251,500	17,890
	Kweichow Moutai Co. Ltd. Class A	88,200	17,780
	China Petroleum & Chemical Corp. Class H	23,622,000	16,257
	China Hongqiao Group Ltd.	3,221,000	14,732
	PICC Property & Casualty Co. Ltd. Class H	7,018,000	14,529
	Geely Automobile Holdings Ltd.	6,404,000	13,183
	Ping An Insurance Group Co. of China Ltd. Class A	1,371,943	13,169
	China Pacific Insurance Group Co. Ltd. Class H	2,457,346	12,377
	China Resources Land Ltd.	2,977,383	11,660
	CMOC Group Ltd. Class H	3,858,000	10,843
	ZTO Express Cayman Inc.	446,358	9,856
	CSPC Pharmaceutical Group Ltd.	7,996,000	9,809
	Haier Smart Home Co. Ltd. Class H	2,650,505	8,738
	China CITIC Bank Corp. Ltd. Class H	8,960,620	8,346
	New China Life Insurance Co. Ltd. Class H	1,005,233	8,174
	CITIC Ltd.	5,033,000	8,044
	People's Insurance Co. Group of China Ltd. Class H	8,270,000	7,191
	China Merchants Bank Co. Ltd. Class A	1,264,042	7,031
	Jiangxi Copper Co. Ltd. Class H	1,148,000	6,858
	Bank of Communications Co. Ltd. Class H	7,940,162	6,821
	Yangzijiang Shipbuilding Holdings Ltd.	2,578,800	6,773
[2]	China Tower Corp. Ltd. Class H	4,696,235	6,757
	Weichai Power Co. Ltd. Class H	1,991,000	6,749
	Foxconn Industrial Internet Co. Ltd. Class A	809,900	6,691
	China Overseas Land & Investment Ltd.	3,720,666	6,668
	Aluminum Corp. of China Ltd. Class H	3,788,000	6,614
	China Yangtze Power Co. Ltd. Class A	1,727,800	6,553
	China Mengniu Dairy Co. Ltd.	3,097,000	6,468

		Shares	Market Value ($000)
	ENN Energy Holdings Ltd.	748,300	6,442
[2]	Postal Savings Bank of China Co. Ltd. Class H	9,781,000	6,377
	Li Ning Co. Ltd.	2,410,000	6,302
	CITIC Securities Co. Ltd. Class H	1,634,257	6,116
[2]	Guotai Haitong Securities Co. Ltd. Class H	2,777,992	5,913
	China Resources Beer Holdings Co. Ltd.	1,616,000	5,406
	Agricultural Bank of China Ltd. Class A	5,352,956	5,176
	Industrial & Commercial Bank of China Ltd. Class A	4,914,200	5,125
	China Resources Power Holdings Co. Ltd.	2,237,000	5,096
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	593,600	5,088
[1]	Yankuang Energy Group Co. Ltd. Class H	3,446,781	5,022
	China Galaxy Securities Co. Ltd. Class H	3,723,500	5,007
[1]	COSCO SHIPPING Holdings Co. Ltd. Class H	2,769,500	4,866
	China Taiping Insurance Holdings Co. Ltd.	1,434,600	4,701
[2]	CGN Power Co. Ltd. Class H	11,031,000	4,600
	Anhui Conch Cement Co. Ltd. Class H	1,286,328	4,079
	Vipshop Holdings Ltd. ADR	236,139	4,040
	Great Wall Motor Co. Ltd. Class H	2,363,052	4,026
	Wuliangye Yibin Co. Ltd. Class A	265,209	4,004
	Industrial Bank Co. Ltd. Class A	1,477,200	3,974
[2]	China Resources Mixc Lifestyle Services Ltd.	661,400	3,912
	Kunlun Energy Co. Ltd.	3,812,645	3,906
	CMOC Group Ltd. Class A	1,122,700	3,872
	China Coal Energy Co. Ltd. Class H	2,621,000	3,836
	Sinopharm Group Co. Ltd. Class H	1,417,918	3,783
	PetroChina Co. Ltd. Class A	2,379,500	3,779
	China Pacific Insurance Group Co. Ltd. Class A	570,350	3,736
	Tsingtao Brewery Co. Ltd. Class H	573,143	3,627
	China Shenhua Energy Co. Ltd. Class A	568,900	3,433
	Shanghai Pudong Development Bank Co. Ltd. Class A	2,338,100	3,377
	China Minsheng Banking Corp. Ltd. Class H	6,679,470	3,324
[2]	Haidilao International Holding Ltd.	1,619,335	3,302
	Bank of Communications Co. Ltd. Class A	3,460,600	3,295
[2]	Huatai Securities Co. Ltd. Class H	1,359,600	3,242
	Sinotruk Hong Kong Ltd.	697,260	3,202
	China Longyuan Power Group Corp. Ltd. Class H	3,512,000	3,190
	Tingyi Cayman Islands Holding Corp.	2,101,456	3,185
	Huaneng Power International Inc. Class H	4,174,000	3,043
	CRRC Corp. Ltd. Class H	4,068,000	3,022
	China Gas Holdings Ltd.	3,038,200	3,010
	Bosideng International Holdings Ltd.	4,876,000	2,976
	Guotai Haitong Securities Co. Ltd. (XSSC)	1,039,184	2,963
	China Merchants Port Holdings Co. Ltd.	1,460,000	2,938
[1,2]	Longfor Group Holdings Ltd.	2,182,500	2,870
	China Railway Group Ltd. Class H	4,873,701	2,812
[1]	ZTE Corp. Class H	769,816	2,785
	Guangdong Investment Ltd.	2,896,000	2,738
	Far East Horizon Ltd.	2,679,000	2,680
	Want Want China Holdings Ltd.	4,374,000	2,638
	Kingboard Holdings Ltd.	643,000	2,606
	China Resources Gas Group Ltd.	925,600	2,546
	China National Building Material Co. Ltd. Class H	3,524,569	2,535
	GF Securities Co. Ltd. Class H	1,077,800	2,515
*	Dongfeng Motor Group Co. Ltd. Class H	2,175,020	2,514
	Beijing Enterprises Holdings Ltd.	548,500	2,485
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	1,339,966	2,414
	Bank of China Ltd. Class A	3,122,600	2,412
	Haitian International Holdings Ltd.	777,000	2,404
	Hengan International Group Co. Ltd.	662,561	2,395
	China Medical System Holdings Ltd.	1,299,477	2,331
	China Everbright Environment Group Ltd.	3,523,140	2,267
	MINISO Group Holding Ltd.	479,600	2,227
	Shaanxi Coal Industry Co. Ltd. Class A	674,200	2,160
	China Oilfield Services Ltd. Class H	1,946,000	2,139
	Ping An Bank Co. Ltd. Class A	1,348,200	2,101
[2]	China Feihe Ltd.	4,147,719	2,060
[2]	Yadea Group Holdings Ltd.	1,432,852	2,025
	China State Construction International Holdings Ltd.	1,672,000	2,008
	China State Construction Engineering Corp. Ltd. Class A	2,761,700	2,003
	Country Garden Services Holdings Co. Ltd.	2,343,264	1,938

		Shares	Market Value ($000)
[1]	China Cinda Asset Management Co. Ltd. Class H	11,364,200	1,934
[1]	Jiangsu Expressway Co. Ltd. Class H	1,448,000	1,910
	China Petroleum & Chemical Corp. Class A	2,031,100	1,904
	China Power International Development Ltd.	4,550,370	1,898
	Bank of Jiangsu Co. Ltd. Class A	1,295,660	1,888
	Xinyi Solar Holdings Ltd.	4,106,301	1,775
	China Conch Venture Holdings Ltd.	1,297,000	1,772
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,572,400	1,764
	Chongqing Rural Commercial Bank Co. Ltd. Class H	2,350,000	1,754
	Shenzhen International Holdings Ltd.	1,516,500	1,747
	Zhongjin Gold Corp. Ltd. Class A	344,300	1,741
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	455,700	1,728
	Luzhou Laojiao Co. Ltd. Class A	99,400	1,726
	China Construction Bank Corp. Class A	1,371,500	1,720
	Inner Mongolia Yitai Coal Co. Ltd. Class B	838,400	1,677
	China United Network Communications Ltd. Class A	2,277,700	1,675
	C&D International Investment Group Ltd.	808,000	1,664
[1]	China Communications Services Corp. Ltd. Class H	2,642,000	1,605
[1]	Sany Heavy Equipment International Holdings Co. Ltd.	1,035,000	1,590
	CRRC Corp. Ltd. Class A	1,735,800	1,576
	Kingboard Laminates Holdings Ltd.	839,000	1,575
	Huatai Securities Co. Ltd. Class A	472,300	1,559
	Baoshan Iron & Steel Co. Ltd. Class A	1,471,000	1,540
	COSCO SHIPPING Holdings Co. Ltd. Class A	743,200	1,539
	Gree Electric Appliances Inc. of Zhuhai Class A	274,900	1,532
	China Everbright Bank Co. Ltd. Class A	3,186,700	1,522
	China Minsheng Banking Corp. Ltd. Class A	2,772,740	1,496
	Weichai Power Co. Ltd. Class A	436,800	1,492
	Qfin Holdings Inc. ADR	94,393	1,468
[1]	Dongfang Electric Corp. Ltd. Class H	442,400	1,442
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,249,541	1,440
[1]	Zhejiang Expressway Co. Ltd. Class H	1,494,177	1,410
[2]	CSC Financial Co. Ltd. Class H	860,500	1,387
	Goldwind Science & Technology Co. Ltd. Class H	741,000	1,384
	China Reinsurance Group Corp. Class H	6,047,000	1,363
	China Jinmao Holdings Group Ltd.	6,060,000	1,342
	Fuyao Glass Industry Group Co. Ltd. Class A	150,700	1,339
	Zangge Mining Co. Ltd. Class A	107,700	1,337
	Autohome Inc. ADR	60,488	1,333
	China Everbright Bank Co. Ltd. Class H	3,195,000	1,332
	Postal Savings Bank of China Co. Ltd. Class A	1,828,800	1,331
	Bank of Nanjing Co. Ltd. Class A	873,682	1,324
[1]	Greentown China Holdings Ltd.	915,000	1,310
	AviChina Industry & Technology Co. Ltd. Class H	2,466,000	1,308
	Bank of Shanghai Co. Ltd. Class A	979,633	1,302
	People's Insurance Co. Group of China Ltd. Class A	964,900	1,278
	Beijing Enterprises Water Group Ltd.	3,674,000	1,265
	XCMG Construction Machinery Co. Ltd. Class A	785,000	1,213
	Bank of Hangzhou Co. Ltd. Class A	521,536	1,213
	Sinopec Engineering Group Co. Ltd. Class H	1,255,500	1,193
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	437,000	1,142
	Hengli Petrochemical Co. Ltd. Class A	303,500	1,139
	Bank of Beijing Co. Ltd. Class A	1,460,400	1,114
	Anhui Gujing Distillery Co. Ltd. Class B	104,900	1,093
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	709,100	1,081
	Uni-President China Holdings Ltd.	1,033,000	1,047
	Yunnan Baiyao Group Co. Ltd. Class A	128,500	1,028
	Sinotrans Ltd. Class H	1,538,000	1,020
	Daqin Railway Co. Ltd. Class A	1,402,800	1,013
	Zhongsheng Group Holdings Ltd.	679,500	1,012
	Focus Media Information Technology Co. Ltd. Class A	976,300	1,012
	TCL Technology Group Corp. Class A	1,446,800	1,011
	China Railway Group Ltd. Class A	1,219,100	1,000
[1]	China Everbright Ltd.	787,880	988
	Power Construction Corp. of China Ltd. Class A	1,195,600	974
[1,2]	China Resources Pharmaceutical Group Ltd.	1,662,726	968
	Huadian Power International Corp. Ltd. Class H	1,820,000	963
	Datang International Power Generation Co. Ltd. Class H	3,192,000	959
[1]	Guangzhou Automobile Group Co. Ltd. Class H	2,032,000	954
	SDIC Power Holdings Co. Ltd. Class A	515,500	946

		Shares	Market Value ($000)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	608,000	925
	China Merchants Energy Shipping Co. Ltd. Class A	564,900	921
	China CITIC Bank Corp. Ltd. Class A	884,800	915
	Huaxia Bank Co. Ltd. Class A	988,100	902
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,884,000	883
	Xiamen Tungsten Co. Ltd. Class A	109,300	878
	Xtep International Holdings Ltd.	1,319,437	867
[1]	Hisense Home Appliances Group Co. Ltd. Class H	290,776	854
	Yihai International Holding Ltd.	451,000	850
	GD Power Development Co. Ltd. Class A	1,274,800	849
	Tianshan Aluminum Group Co. Ltd. Class A	315,700	847
	Anhui Conch Cement Co. Ltd. Class A	239,800	846
	Western Mining Co. Ltd. Class A	166,300	838
	Poly Developments & Holdings Group Co. Ltd. Class A	847,258	830
	Henan Shuanghui Investment & Development Co. Ltd. Class A	224,300	829
	China Suntien Green Energy Corp. Ltd. Class H	1,613,000	828
	Haier Smart Home Co. Ltd. Class A	226,800	820
	Shanghai Rural Commercial Bank Co. Ltd. Class A	657,372	812
[2]	Topsports International Holdings Ltd.	2,229,000	808
	Zhejiang NHU Co. Ltd. Class A	199,000	798
	COSCO SHIPPING Ports Ltd.	1,000,986	793
	China Zheshang Bank Co. Ltd. Class H	2,438,000	781
[2]	Orient Securities Co. Ltd. Class H	860,000	749
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,872,000	749
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	138,000	745
	Dongfang Electric Corp. Ltd. Class A	207,700	743
	Jiangsu Yanghe Distillery Co. Ltd. Class A	91,245	727
	Shougang Fushan Resources Group Ltd.	1,707,302	719
	Yuexiu Property Co. Ltd.	1,232,680	718
	Shanghai Baosight Software Co. Ltd. Class B	660,440	709
	China Zheshang Bank Co. Ltd. Class A	1,676,900	702
	China Lesso Group Holdings Ltd.	903,454	694
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	148,800	694
	Yunnan Yuntianhua Co. Ltd. Class A	123,800	680
	Sichuan Chuantou Energy Co. Ltd. Class A	338,500	678
	Bank of Chengdu Co. Ltd. Class A	289,100	671
	Shanghai Industrial Holdings Ltd.	347,328	666
[1,2]	ZJLD Group Inc.	569,052	658
	Anhui Expressway Co. Ltd. Class H	368,000	653
	Sichuan Road & Bridge Co. Ltd. Class A	465,680	651
	Yutong Bus Co. Ltd. Class A	145,400	647
	Huaneng Power International Inc. Class A	634,600	644
	Metallurgical Corp. of China Ltd. Class H	2,717,756	643
	Shanghai Electric Power Co. Ltd. Class A	209,700	642
	Chongqing Changan Automobile Co. Ltd. Class B	1,221,716	632
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	152,600	630
	Poly Property Services Co. Ltd. Class H	143,400	623
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	157,300	600
	Anhui Gujing Distillery Co. Ltd. Class A	31,100	591
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	260,300	590
	Huaxin Building Materials Group Co. Ltd. Class H	247,784	590
	Yangzijiang Financial Holding Ltd.	2,073,100	577
[2]	Qingdao Port International Co. Ltd. Class H	582,000	559
	Yunnan Copper Co. Ltd. Class A	148,900	558
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	224,199	544
	Jinduicheng Molybdenum Co. Ltd. Class A	185,800	544
	Huayu Automotive Systems Co. Ltd. Class A	194,200	537
	Yealink Network Technology Corp. Ltd. Class A	97,016	536
	Lao Feng Xiang Co. Ltd. Class B	154,600	534
	China National Chemical Engineering Co. Ltd. Class A	412,100	528
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	381,448	515
	Shenzhen Expressway Corp. Ltd. Class H	524,000	503
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	398,200	503
	LB Group Co. Ltd. Class A	157,600	503
	Chongqing Rural Commercial Bank Co. Ltd. Class A	538,500	502
	Livzon Pharmaceutical Group Inc. Class H	133,100	501
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	567,400	482
	Shanghai International Port Group Co. Ltd. Class A	641,600	461
	ENN Natural Gas Co. Ltd. Class A	161,200	452
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	181,521	452

		Shares	Market Value ($000)
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	110,710	448
	China Coal Energy Co. Ltd. Class A	228,000	448
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	622,100	443
	Beijing New Building Materials plc Class A	109,800	441
[2]	Everbright Securities Co. Ltd. Class H	387,000	440
	Yankuang Energy Group Co. Ltd. Class A	209,375	440
	Huadian Power International Corp. Ltd. Class A	614,797	433
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	73,900	432
	Guanghui Energy Co. Ltd. Class A	531,200	429
	Lee & Man Paper Manufacturing Ltd.	931,000	426
	COSCO SHIPPING Development Co. Ltd. Class H	2,963,756	421
	Hunan Valin Steel Co. Ltd. Class A	460,900	415
	Hengyi Petrochemical Co. Ltd. Class A	235,900	410
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	115,000	409
	Shenergy Co. Ltd. Class A	339,900	407
	COFCO Sugar Holding Co. Ltd. Class A	156,800	400
	Bank of Suzhou Co. Ltd. Class A	337,500	400
	Goneo Group Co. Ltd. Class A	66,559	400
	China Resources Building Materials Technology Holdings Ltd.	1,824,281	399
	Changchun High-Tech Industry Group Co. Ltd. Class A	28,300	391
	Heilongjiang Agriculture Co. Ltd. Class A	154,400	389
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	198,000	389
	Wuchan Zhongda Group Co. Ltd. Class A	461,300	388
	Canmax Technologies Co. Ltd. Class A	57,900	383
*,2	BAIC Motor Corp. Ltd. Class H	1,615,000	382
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	273,000	382
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,280,000	382
	Towngas Smart Energy Co. Ltd.	811,185	381
	Citic Pacific Special Steel Group Co. Ltd. Class A	161,000	380
	Bank of Changsha Co. Ltd. Class A	270,200	379
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	356,667	375
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	81,200	369
	Guangshen Railway Co. Ltd. Class H	1,293,373	365
	Dong-E-E-Jiao Co. Ltd. Class A	49,500	361
	Jiangsu Financial Leasing Co. Ltd. Class A	385,900	354
	Inner Mongolia Berun Chemical Co. Ltd. Class A	288,400	351
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	251,550	343
	Huaibei Mining Holdings Co. Ltd. Class A	184,700	333
	G-bits Network Technology Xiamen Co. Ltd. Class A	5,100	333
	China Railway Signal & Communication Corp. Ltd. Class A	420,934	333
	Wuxi Autowell Technology Co. Ltd. Class A	23,838	326
	Huaxin Building Materials Group Co. Ltd. Class A	90,400	325
	Nanjing Iron & Steel Co. Ltd. Class A	388,200	325
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	755,200	320
	TangShan Port Group Co. Ltd. Class A	511,468	315
	Weifu High-Technology Group Co. Ltd. Class A	102,000	314
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	272,972	314
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	204,600	312
	Keda Industrial Group Co. Ltd. Class A	120,900	308
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	436,400	306
	Jointown Pharmaceutical Group Co. Ltd. Class A	394,434	302
	Xi'An Shaangu Power Co. Ltd. Class A	195,200	300
	Oppein Home Group Inc. Class A	33,535	296
	HLA Group Corp. Ltd. Class A	334,700	295
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	656,200	291
	Hisense Home Appliances Group Co. Ltd. Class A	83,500	287
	Shandong Linglong Tyre Co. Ltd. Class A	131,200	284
	Sinoma International Engineering Co. Class A	172,600	283
	CNOOC Energy Technology & Services Ltd. Class A	434,900	282
	Beijing Jingneng Power Co. Ltd. Class A	370,300	282
	Livzon Pharmaceutical Group Inc. Class A	53,300	268
	Sinotrans Ltd. Class A	309,200	266
	Hisense Visual Technology Co. Ltd. Class A	74,200	265
	Qingdao Port International Co. Ltd. Class A	192,100	263
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	169,161	262
	Youngor Group Co. Ltd. Class A	247,800	262
	Fujian Funeng Co. Ltd. Class A	196,500	258
	Eastern Air Logistics Co. Ltd. Class A	96,400	258
	Bank of Guiyang Co. Ltd. Class A	303,300	254
	Tian Di Science & Technology Co. Ltd. Class A	291,000	253

		Shares	Market Value ($000)
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	174,300	253
	Jason Furniture Hangzhou Co. Ltd. Class A	49,500	252
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	110,900	251
	Chongqing Brewery Co. Ltd. Class A	33,300	250
	Jiangsu Linyang Energy Co. Ltd. Class A	298,600	247
	CSG Holding Co. Ltd. Class A	368,000	246
	Xiamen C & D Inc. Class A	173,200	238
	Jiangsu Pacific Quartz Co. Ltd.Class A	41,700	238
	Hangzhou Robam Appliances Co. Ltd. Class A	78,100	236
	An Hui Wenergy Co. Ltd. Class A	201,600	235
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	198,500	234
	Shanghai Tunnel Engineering Co. Ltd. Class A	238,100	233
	Fujian Sunner Development Co. Ltd. Class A	93,700	232
	Anhui Yingjia Distillery Co. Ltd. Class A	39,600	232
	BBMG Corp. Class H	2,184,000	229
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	355,900	229
	China South Publishing & Media Group Co. Ltd. Class A	144,100	229
	Lakala Payment Co. Ltd. Class A	60,100	228
	Tasly Pharmaceutical Group Co. Ltd. Class A	104,100	226
	Guangzhou Development Group Inc. Class A	219,700	226
	COSCO SHIPPING Development Co. Ltd. Class A	585,200	224
	Shandong Hi-speed Co. Ltd. Class A	153,800	222
	Shanxi Coal International Energy Group Co. Ltd. Class A	136,100	221
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	21,400	216
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,700	209
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	321,800	209
	Bank of Qingdao Co. Ltd. Class A	273,650	206
	By-health Co. Ltd. Class A	116,800	205
	Camel Group Co. Ltd. Class A	147,900	202
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,500	201
	Suofeiya Home Collection Co. Ltd. Class A	92,800	198
	Lao Feng Xiang Co. Ltd. Class A	29,919	198
*	Shenzhen Investment Ltd.	1,768,000	197
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	157,800	195
	Huapont Life Sciences Co. Ltd. Class A	239,900	193
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	46,200	192
	Hubei Energy Group Co. Ltd. Class A	284,700	189
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	284,700	188
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	461,600	187
	Shenzhen Aisidi Co. Ltd. Class A	100,700	185
	Anhui Kouzi Distillery Co. Ltd. Class A	42,200	179
	ORG Technology Co. Ltd. Class A	209,800	177
	Guangdong South New Media Co. Ltd. Class A	26,800	177
	Shaanxi Energy Investment Co. Ltd. Class A	121,100	175
*	Huaihe Energy Group Co. Ltd. Class A	344,900	170
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	217,860	167
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	91,700	164
	Jiangsu Xukuang Energy Co. Ltd. Class A	240,200	164
	Jizhong Energy Resources Co. Ltd. Class A	202,600	163
	China Railway Hi-tech Industry Co. Ltd. Class A	132,900	160
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	113,600	153
	Zhejiang Supor Co. Ltd. Class A	24,500	152
	Xiamen ITG Group Corp. Ltd. Class A	151,100	152
	Anhui Expressway Co. Ltd. Class A	73,400	152
	Hefei Meiya Optoelectronic Technology Inc. Class A	51,100	151
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	192,700	151
	Huafa Industrial Co. Ltd. Zhuhai Class A	245,500	151
	Pylon Technologies Co. Ltd. Class A	16,639	145
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	143
	Toly Bread Co. Ltd. Class A	180,500	143
	Laobaixing Pharmacy Chain JSC Class A	58,600	130
	Zhejiang Semir Garment Co. Ltd. Class A	158,500	126
	Shenzhen Gas Corp. Ltd. Class A	126,700	126
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	84,900	125
	Zhejiang Wanliyang Co. Ltd. Class A	86,300	123
	Anhui Xinhua Media Co. Ltd. Class A	112,400	112
	Jiangsu Expressway Co. Ltd. Class A	62,100	107
	Jiangsu Guoxin Corp. Ltd. Class A	94,900	105
	Shandong Publishing & Media Co. Ltd. Class A	78,400	104
	Luenmei Quantum Co. Ltd. Class A	100,600	102

		Shares	Market Value ($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	65,400	99
	China National Accord Medicines Corp. Ltd. Class B	52,490	94
	China World Trade Center Co. Ltd. Class A	29,700	88
	Chongqing Department Store Co. Ltd. Class A	22,000	78
	Shenzhen Expressway Corp. Ltd. Class A	59,600	78
*	KingClean Electric Co. Ltd. Class A	16,507	77
	CSG Holding Co. Ltd. Class B	327,579	71
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	34,000	71
	Chongqing Water Group Co. Ltd. Class A	103,000	68
	Shanghai Huayi Group Co. Ltd. Class B	118,300	66
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	25,800	58
	Luolai Lifestyle Technology Co. Ltd. Class A	38,900	58
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	37,100	57
	Huabao Flavours & Fragrances Co. Ltd. Class A	18,700	52
	Triangle Tyre Co. Ltd. Class A	23,600	52
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	54,500	37
	Opple Lighting Co. Ltd. Class A	1,400	4
			1,062,816
Colombia (0.0%)
	Interconexion Electrica SA ESP	421,675	3,456
	Ecopetrol SA	3,983,355	2,478
	Cementos Argos SA	555,908	2,078
[1]	Ecopetrol SA ADR	30,249	381
			8,393
Czech Republic (0.1%)
	CEZ A/S	138,103	7,941
	Komercni banka A/S	75,745	4,590
[2]	Moneta Money Bank A/S	276,752	2,778
	Colt CZ Group SE	15,497	628
			15,937
Denmark (0.2%)
	Danske Bank A/S	633,816	32,292
	Tryg A/S	306,512	7,449
			39,741
Finland (1.4%)
	Nordea Bank Abp (XHEL)	3,280,534	63,381
	Nokia OYJ	5,076,594	32,698
	Sampo OYJ Class A (XHEL)	2,493,861	27,812
	Kone OYJ Class B	312,754	22,476
	Wartsila OYJ Abp	459,868	18,643
	UPM-Kymmene OYJ	520,949	14,372
	Metso OYJ	698,639	13,659
	Neste OYJ	413,958	10,575
	Fortum OYJ	423,813	10,011
	Orion OYJ Class B	105,709	8,742
	Stora Enso OYJ Class R	587,394	6,762
	Kesko OYJ Class B	260,417	6,587
	Elisa OYJ	140,499	6,215
	Valmet OYJ	144,960	4,967
			246,900
France (5.2%)
	TotalEnergies SE (TQEX)	1,853,213	134,782
	BNP Paribas SA	1,000,843	108,223
	Sanofi SA	1,082,699	102,124
	AXA SA	1,686,766	76,915
	Vinci SA	502,853	72,302
	Societe Generale SA	712,639	62,448
	Danone SA	638,689	50,048
	Orange SA	2,097,411	38,991
	Cie Generale des Etablissements Michelin SCA	668,075	24,809
	Publicis Groupe SA	230,510	23,039
	Veolia Environnement SA	607,272	22,777
*	Engie SA Loyalty Shares	723,514	21,601
	Engie SA (XPAR)	691,481	20,645
	Credit Agricole SA	927,973	20,097
	Pernod Ricard SA	193,154	17,271
	Bureau Veritas SA	351,687	11,322
	Eiffage SA	75,694	11,226

		Shares	Market Value ($000)
	Bouygues SA	187,944	10,159
	Carrefour SA	576,518	9,443
	Rexel SA	224,673	9,415
*	Engie SA	313,644	9,364
	Renault SA	192,268	7,256
	Getlink SE	314,035	6,216
	SCOR SE	176,079	5,738
[2]	Ayvens SA	358,633	5,199
[2]	Amundi SA	57,936	5,151
	Aeroports de Paris SA	38,882	5,137
	Edenred SE	243,254	5,095
	Arkema SA	60,021	3,615
	Teleperformance SE	54,303	3,508
	FDJ UNITED	113,230	2,997
	Sodexo SA (XPAR)	52,975	2,707
	Wendel SE	24,905	2,406
*	Engie SA	52,246	1,560
*	Sodexo Inc. (Prime Fidelite 2026)	26,287	1,343
*	Eurazeo SE-PF- 2027	21,624	1,299
*	SEB SA	15,233	859
	Eurazeo SE (XPAR)	13,594	817
	SEB SA (XPAR)	8,151	460
*	Eurazeo SE	3,119	187
*	Sodexo Prime De Fidelite 2027	3,088	158
			918,709
Germany (4.9%)
	Allianz SE (Registered)	389,955	171,706
	Deutsche Telekom AG (Registered)	3,507,956	117,721
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	132,129	80,080
	Deutsche Bank AG (Registered)	1,789,405	70,612
	Deutsche Post AG	937,809	52,450
	Mercedes-Benz Group AG	763,965	52,213
	BASF SE	903,303	48,972
	E.ON SE	2,241,284	47,537
	RWE AG	671,297	42,630
[1]	Bayerische Motoren Werke AG (XETR)	279,081	28,740
	Commerzbank AG	682,295	28,045
	Daimler Truck Holding AG	514,182	24,896
	Vonovia SE	719,233	21,059
	Hannover Rueck SE	60,779	17,185
	Volkswagen AG	137,344	16,669
	Fresenius Medical Care AG	211,509	9,522
	Continental AG	109,833	8,643
	Talanx AG	60,720	7,659
	HOCHTIEF AG	15,125	6,343
	Deutsche Lufthansa AG (Registered)	606,521	6,248
	LEG Immobilien SE (XETR)	77,618	5,612
	Evonik Industries AG	260,121	4,029
*	Aumovio SE	54,886	2,634
[1]	Traton SE	58,390	2,275
[2]	DWS Group GmbH & Co. KGaA	28,901	2,116
	RTL Group SA	36,553	1,594
	Deutsche Wohnen SE	43,372	1,078
	FUCHS SE	22,057	776
			879,044
Greece (0.4%)
	National Bank of Greece SA	846,310	14,941
	Eurobank SA Class A	2,495,501	12,195
	Piraeus Bank SA	1,095,286	11,048
	Alpha Bank SA	2,113,583	10,118
	Public Power Corp. SA	197,541	4,669
	OPAP SA	177,198	3,574
	JUMBO SA	117,810	3,493
	Hellenic Telecommunications Organization SA	165,589	3,106
	Motor Oil Hellas Corinth Refineries SA	64,008	2,577
	Optima bank SA	174,468	1,791
	Athens International Airport SA	63,218	848
	HELLENiQ ENERGY Holdings SA	76,525	824
	Aegean Airlines SA	33,236	589

		Shares	Market Value ($000)
	Holding Co. ADMIE IPTO SA	97,733	355
	Autohellas Tourist & Trading SA	19,996	308
	Piraeus Port Authority SA	6,238	295
	Quest Holdings SA	15,810	132
			70,863
Hong Kong (1.8%)
	Hong Kong Exchanges & Clearing Ltd.	1,211,700	66,802
	Sun Hung Kai Properties Ltd.	1,461,451	23,469
	CK Hutchison Holdings Ltd.	2,699,517	21,767
	BOC Hong Kong Holdings Ltd.	3,612,500	19,023
	CLP Holdings Ltd.	1,643,500	15,535
	Jardine Matheson Holdings Ltd.	183,814	13,396
	Power Assets Holdings Ltd.	1,454,099	11,279
	Galaxy Entertainment Group Ltd.	2,140,000	10,873
	CK Asset Holdings Ltd.	1,799,246	10,540
	Hong Kong & China Gas Co. Ltd.	10,930,254	10,295
[2]	WH Group Ltd.	7,907,599	9,332
	Lenovo Group Ltd.	7,758,000	8,741
	Hongkong Land Holdings Ltd.	1,028,200	8,724
	MTR Corp. Ltd.	1,602,737	7,087
	Shenzhou International Group Holdings Ltd.	812,000	6,458
	Henderson Land Development Co. Ltd.	1,399,856	5,568
	Wharf Real Estate Investment Co. Ltd.	1,587,851	5,513
	CK Infrastructure Holdings Ltd.	667,334	5,481
	Sino Land Co. Ltd.	3,616,780	5,443
	SITC International Holdings Co. Ltd.	1,371,000	5,120
[1]	Swire Pacific Ltd. Class A	514,788	4,968
[2]	Samsonite Group SA	1,378,343	3,502
[1]	Chow Tai Fook Jewellery Group Ltd.	1,790,400	3,291
	Swire Properties Ltd.	989,498	2,999
	PCCW Ltd.	3,872,793	2,894
	Hang Lung Properties Ltd.	1,774,000	2,141
[1]	Xinyi Glass Holdings Ltd.	1,625,541	2,124
[2]	BOC Aviation Ltd.	201,535	2,088
	Cathay Pacific Airways Ltd.	1,264,000	1,982
	Orient Overseas International Ltd.	117,071	1,918
	First Pacific Co. Ltd.	2,388,000	1,869
	Yue Yuen Industrial Holdings Ltd.	808,400	1,803
	Hang Lung Group Ltd.	746,000	1,606
[2]	Budweiser Brewing Co. APAC Ltd.	1,546,372	1,525
	Kerry Properties Ltd.	492,500	1,495
	Bank of East Asia Ltd.	768,580	1,468
	Hysan Development Co. Ltd.	523,000	1,436
	VTech Holdings Ltd.	157,700	1,228
	Johnson Electric Holdings Ltd.	352,000	1,212
	MGM China Holdings Ltd.	736,000	1,175
	DFI Retail Group Holdings Ltd. (Registered)	272,700	1,123
	CTF Services Ltd.	841,522	986
	Man Wah Holdings Ltd.	1,271,371	789
	Dah Sing Banking Group Ltd.	256,800	366
	KLN Logistics Group Ltd.	234,251	211
	Swire Pacific Ltd. Class B	122,500	199
			316,844
Hungary (0.2%)
	OTP Bank Nyrt	233,881	29,430
	MOL Hungarian Oil & Gas plc	442,429	5,403
	Richter Gedeon Nyrt	143,021	4,785
	Magyar Telekom Telecommunications plc	254,015	1,576
			41,194
Iceland (0.0%)
	Islandsbanki HF	1,893,575	2,241
[2]	Arion Banki HF	1,343,479	2,193
	Eimskipafelag Islands HF	83,293	177
			4,611
India (1.1%)
	HCL Technologies Ltd.	1,060,792	19,574
	NTPC Ltd.	4,802,568	18,608
	Power Grid Corp. of India Ltd.	4,589,384	12,811

		Shares	Market Value ($000)
	Vedanta Ltd.	1,635,799	12,098
	Tech Mahindra Ltd.	627,339	11,903
	Oil & Natural Gas Corp. Ltd.	3,909,596	11,462
	Coal India Ltd.	2,297,671	11,022
	ITC Ltd.	3,051,673	10,697
	Bharat Petroleum Corp. Ltd. (XNSE)	2,005,250	7,950
	Hero MotoCorp Ltd.	130,178	7,841
	Bajaj Auto Ltd.	66,582	6,954
	Indian Oil Corp. Ltd.	3,809,828	6,766
	Power Finance Corp. Ltd.	1,481,255	6,117
	REC Ltd.	1,275,190	5,055
	GAIL India Ltd.	2,715,837	4,947
	Hindustan Petroleum Corp. Ltd.	976,420	4,532
	National Aluminium Co. Ltd.	906,553	3,778
	Bank of Baroda	1,056,091	3,442
	Oil India Ltd.	546,217	3,036
	Union Bank of India Ltd.	1,539,889	3,031
	NMDC Ltd.	3,427,693	3,019
	Canara Bank	1,872,083	3,005
	Hindustan Zinc Ltd.	436,697	2,962
	Petronet LNG Ltd.	744,726	2,349
	Oracle Financial Services Software Ltd.	23,193	1,958
[2]	Nippon Life India Asset Management Ltd.	173,343	1,656
	Bank of India	924,928	1,652
	Castrol India Ltd.	467,426	936
	Sun TV Network Ltd.	84,719	512
			189,673
Indonesia (0.5%)
	Bank Central Asia Tbk PT	49,760,667	21,987
	Bank Rakyat Indonesia Persero Tbk PT	66,888,159	15,184
	Bank Mandiri Persero Tbk PT	44,149,961	12,704
	Telkom Indonesia Persero Tbk PT	44,285,510	9,466
	Astra International Tbk PT	20,693,516	7,846
	Bank Negara Indonesia Persero Tbk PT	12,650,600	3,396
	United Tractors Tbk PT	1,433,104	2,233
	Indofood Sukses Makmur Tbk PT	4,608,500	1,871
	Alamtri Resources Indonesia Tbk PT	9,282,800	1,220
	Perusahaan Gas Negara Persero Tbk PT	8,507,199	1,077
	Indofood CBP Sukses Makmur Tbk PT	2,068,485	982
	Trimegah Bangun Persada Tbk PT	9,198,529	749
	Indosat Tbk PT	5,086,800	677
	Unilever Indonesia Tbk PT	5,388,954	619
	Sarana Menara Nusantara Tbk PT	17,794,800	554
	Dayamitra Telekomunikasi PT	14,435,200	478
	Semen Indonesia Persero Tbk PT	2,877,337	422
	Bukit Asam Tbk PT	2,770,300	410
	Indocement Tunggal Prakarsa Tbk PT	945,300	375
	Avia Avian Tbk PT	9,496,239	245
			82,495
Ireland (0.2%)
	AIB Group plc	2,154,882	24,087
	Bank of Ireland Group plc	969,451	19,697
			43,784
Israel (0.8%)
	Bank Leumi Le-Israel BM	1,516,568	36,457
	Bank Hapoalim BM	1,336,142	33,031
	Israel Discount Bank Ltd. Class A	1,241,136	14,622
	Mizrahi Tefahot Bank Ltd.	153,671	12,022
	Phoenix Financial Ltd.	233,542	11,336
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,841,862	7,298
	Harel Insurance Investments & Financial Services Ltd.	114,561	5,255
	First International Bank of Israel Ltd.	52,784	4,481
	ICL Group Ltd.	732,729	3,979
	Menora Mivtachim Holdings Ltd.	22,017	2,829
	Delek Group Ltd.	9,093	2,559
	Amot Investments Ltd.	227,359	1,761
	Energix-Renewable Energies Ltd.	266,033	1,691

		Shares	Market Value ($000)
	Gav-Yam Lands Corp. Ltd.	40,560	523
			137,844
Italy (3.4%)
	UniCredit SpA	1,544,251	134,575
	Intesa Sanpaolo SpA	15,515,442	109,840
	Enel SpA	7,833,570	86,550
	Eni SpA	2,021,892	41,326
	Generali	976,065	39,814
	Banco BPM SpA	1,485,745	22,270
	Banca Monte dei Paschi di Siena SpA	2,105,941	21,847
	Stellantis NV	2,171,569	21,308
	BPER Banca SpA	1,414,732	19,924
	FinecoBank Banca Fineco SpA	616,707	16,349
	Terna - Rete Elettrica Nazionale	1,412,948	15,311
	Snam SpA	2,057,674	14,142
[2]	Poste Italiane SpA	456,479	12,023
	Unipol Assicurazioni SpA	378,169	8,422
	Tenaris SA	350,096	7,777
	Italgas SpA	623,188	7,487
	Banca Mediolanum SpA	226,456	5,312
	A2A SpA	1,628,326	4,912
	Hera SpA	812,511	4,021
[2]	Pirelli & C SpA	406,514	3,061
[2]	Infrastrutture Wireless Italiane SpA	329,497	2,913
	Mediobanca Banca di Credito Finanziario SpA	108,327	2,268
			601,452
Japan (14.1%)
	Toyota Motor Corp.	10,728,110	243,158
	Mitsubishi UFJ Financial Group Inc.	11,100,700	201,038
	Sumitomo Mitsui Financial Group Inc.	3,729,462	131,241
	Mizuho Financial Group Inc.	2,464,863	107,019
	Mitsubishi Corp.	3,319,600	88,190
	Mitsui & Co. Ltd.	2,555,724	83,483
	ITOCHU Corp.	6,413,520	82,110
	Tokio Marine Holdings Inc.	1,858,290	69,263
	Takeda Pharmaceutical Co. Ltd.	1,597,859	54,391
	Marubeni Corp.	1,481,300	49,102
	KDDI Corp.	2,785,330	47,027
	Sumitomo Corp.	1,034,638	42,016
	Japan Tobacco Inc.	1,104,500	39,918
	Softbank Corp.	28,510,120	38,753
	Honda Motor Co. Ltd.	3,778,700	38,004
	Komatsu Ltd.	919,920	35,210
	ORIX Corp.	1,134,200	34,565
	Sumitomo Electric Industries Ltd.	761,000	33,316
	Japan Post Bank Co. Ltd.	1,800,911	31,997
	MS&AD Insurance Group Holdings Inc.	1,244,500	31,707
	Dai-ichi Life Holdings Inc.	3,503,300	30,809
	Sompo Holdings Inc.	883,255	30,459
	NTT Inc.	27,660,900	27,796
	Nomura Holdings Inc.	2,939,414	26,638
	Canon Inc.	867,792	26,415
	Toyota Tsusho Corp.	697,390	25,398
	Bridgestone Corp.	1,124,260	25,312
	Denso Corp.	1,814,284	25,173
	Astellas Pharma Inc.	1,805,900	25,120
	ENEOS Holdings Inc.	2,618,451	22,131
	Sumitomo Mitsui Trust Group Inc.	636,078	21,244
	Nippon Steel Corp.	5,008,800	20,872
	Japan Post Holdings Co. Ltd.	1,698,745	20,441
	Inpex Corp.	898,500	20,130
	Daiwa House Industry Co. Ltd.	576,300	19,637
	Kajima Corp.	415,700	16,959
	Kansai Electric Power Co. Inc.	973,200	15,527
	Obayashi Corp.	666,800	15,052
	Sumitomo Metal Mining Co. Ltd.	246,132	13,909
	Nippon Yusen KK	407,300	13,386
	Sekisui House Ltd.	596,724	13,299
	Daiwa Securities Group Inc.	1,333,414	12,993

		Shares	Market Value ($000)
	SBI Holdings Inc.	553,700	12,521
	Subaru Corp.	578,009	12,409
	Kirin Holdings Co. Ltd.	793,660	12,339
	Asahi Kasei Corp.	1,256,563	12,190
	T&D Holdings Inc.	478,400	11,816
	Chubu Electric Power Co. Inc.	736,300	10,697
	Mitsui OSK Lines Ltd.	329,510	10,328
	Yokohama Financial Group Inc.	1,070,700	9,752
	Aisin Corp.	515,300	9,232
	Mitsubishi Chemical Group Corp.	1,366,233	9,020
	Chiba Bank Ltd.	665,800	9,014
	Shimizu Corp.	506,900	9,002
	Isuzu Motors Ltd.	542,400	8,738
	JFE Holdings Inc.	621,900	8,373
	Niterra Co. Ltd.	187,500	8,198
	Eisai Co. Ltd.	278,400	7,762
	Shizuoka Financial Group Inc.	471,600	7,704
	Sojitz Corp.	204,200	7,446
	AGC Inc.	194,056	7,161
	Mitsui Kinzoku Co. Ltd.	53,900	7,034
	Yamaha Motor Co. Ltd.	917,251	6,927
	Mitsubishi HC Capital Inc. (XTKS)	785,620	6,856
	Sekisui Chemical Co. Ltd.	382,400	6,764
	Mebuki Financial Group Inc.	895,800	6,758
	NGK Insulators Ltd.	276,200	6,617
	Fukuoka Financial Group Inc.	179,300	6,520
	Idemitsu Kosan Co. Ltd.	764,674	6,488
	Daito Trust Construction Co. Ltd.	296,825	6,025
	Hulic Co. Ltd.	489,486	5,833
	Ono Pharmaceutical Co. Ltd.	390,115	5,812
	Japan Post Insurance Co. Ltd.	178,200	5,519
	Sumitomo Forestry Co. Ltd.	498,158	5,401
	Tokyu Fudosan Holdings Corp.	576,300	5,336
*	Nissan Motor Co. Ltd.	2,167,795	5,284
	Kawasaki Kisen Kaisha Ltd.	364,000	5,260
	Kyushu Electric Power Co. Inc.	467,800	5,207
	Mitsui Chemicals Inc.	356,200	5,204
	Nippon Express Holdings Inc.	226,300	5,140
	Haseko Corp.	245,186	5,025
	Kobe Steel Ltd.	342,900	4,936
	Tosoh Corp.	296,000	4,831
	Mazda Motor Corp.	608,948	4,686
	Brother Industries Ltd.	227,400	4,636
	Nissan Chemical Corp.	134,200	4,626
	Oji Holdings Corp.	780,300	4,622
	Sumitomo Chemical Co. Ltd.	1,498,441	4,558
	Tokyo Tatemono Co. Ltd.	191,800	4,513
	Iyogin Holdings Inc.	229,200	4,267
	Seiko Epson Corp.	329,955	4,246
	Amada Co. Ltd.	321,100	4,113
	Tsuruha Holdings Inc.	255,800	4,076
	Mitsubishi Materials Corp.	140,600	4,044
	Open House Group Co. Ltd.	68,000	4,001
	Dentsu Group Inc.	203,672	3,954
	COMSYS Holdings Corp.	124,600	3,893
	Sumitomo Heavy Industries Ltd.	124,200	3,867
	Kyushu Railway Co.	151,600	3,861
	Nikon Corp.	302,700	3,810
	Hitachi Construction Machinery Co. Ltd.	112,300	3,672
	Cosmo Energy Holdings Co. Ltd.	121,180	3,634
	Nomura Real Estate Holdings Inc.	541,600	3,599
	Electric Power Development Co. Ltd.	168,800	3,585
	THK Co. Ltd.	118,000	3,526
	Tohoku Electric Power Co. Inc.	486,880	3,512
	Toyo Tire Corp.	126,800	3,417
	Kamigumi Co. Ltd.	96,900	3,391
	Kuraray Co. Ltd.	312,800	3,377
	Mitsubishi Gas Chemical Co. Inc.	169,428	3,361
	Lixil Corp.	290,516	3,333
	Credit Saison Co. Ltd.	119,800	3,234

	Shares	Market Value ($000)
Marui Group Co. Ltd.	165,100	3,231
Persol Holdings Co. Ltd.	1,825,800	3,198
Hirogin Holdings Inc.	277,200	3,140
NSK Ltd.	451,147	3,138
Toyo Seikan Group Holdings Ltd.	123,100	3,089
EXEO Group Inc.	183,500	3,062
JGC Holdings Corp.	209,100	2,930
Sumitomo Rubber Industries Ltd.	181,300	2,922
Japan Airlines Co. Ltd.	153,400	2,899
Yamaguchi Financial Group Inc.	178,800	2,848
NHK Spring Co. Ltd.	156,600	2,846
Sankyo Co. Ltd.	181,600	2,841
Chugin Financial Group Inc.	156,200	2,827
Toyoda Gosei Co. Ltd.	103,900	2,823
INFRONEER Holdings Inc.	187,200	2,804
Alfresa Holdings Corp.	173,300	2,791
Zenkoku Hosho Co. Ltd.	139,300	2,769
Taiyo Yuden Co. Ltd.	130,634	2,762
Air Water Inc.	181,000	2,747
Nippon Electric Glass Co. Ltd.	62,000	2,696
Nagase & Co. Ltd.	103,500	2,690
Iida Group Holdings Co. Ltd.	159,136	2,628
JTEKT Corp.	209,600	2,475
Sankyu Inc.	41,300	2,460
Ulvac Inc.	45,700	2,454
DIC Corp.	97,000	2,374
Yamato Kogyo Co. Ltd.	31,500	2,271
Macnica Holdings Inc.	131,500	2,255
Daicel Corp.	236,843	2,236
DMG Mori Co. Ltd.	126,600	2,234
Zeon Corp.	178,600	2,182
Alps Alpine Co. Ltd.	159,100	2,084
Nippon Shokubai Co. Ltd.	135,400	1,950
Casio Computer Co. Ltd.	190,200	1,860
Yamada Holdings Co. Ltd.	513,400	1,800
Nippon Kayaku Co. Ltd.	154,300	1,793
Kokuyo Co. Ltd.	302,600	1,773
Canon Marketing Japan Inc.	40,500	1,767
Tokyo Century Corp.	125,091	1,743
Maruichi Steel Tube Ltd.	173,600	1,720
Tsumura & Co.	63,300	1,673
Daido Steel Co. Ltd.	129,920	1,669
Shikoku Electric Power Co. Inc.	162,400	1,644
Morinaga Milk Industry Co. Ltd.	62,800	1,622
Mabuchi Motor Co. Ltd.	170,800	1,604
Toda Corp.	181,200	1,582
UBE Corp.	88,966	1,539
Aozora Bank Ltd.	91,835	1,488
Mitsubishi Motors Corp.	567,100	1,394
Amano Corp.	54,800	1,391
Fuyo General Lease Co. Ltd.	49,400	1,389
K's Holdings Corp.	133,000	1,383
Seino Holdings Co. Ltd.	87,300	1,359
Sotetsu Holdings Inc.	73,119	1,322
Nihon M&A Center Holdings Inc.	272,000	1,249
Kaneka Corp.	40,090	1,216
NOK Corp.	62,100	1,209
Tokai Carbon Co. Ltd.	173,334	1,199
Toyota Boshoku Corp.	64,600	1,085
Acom Co. Ltd.	320,432	1,060
Aica Kogyo Co. Ltd.	46,300	1,051
OKUMA Corp.	41,800	1,037
AEON Financial Service Co. Ltd.	94,100	1,027
Seven Bank Ltd.	532,600	1,025
Itoham Yonekyu Holdings Inc.	20,760	808
TS Tech Co. Ltd.	56,900	699
Pola Orbis Holdings Inc.	73,133	640
Heiwa Corp.	42,085	551
		2,512,128

		Shares	Market Value ($000)
Kuwait (0.2%)
	National Bank of Kuwait SAKP	8,166,443	25,303
	Mobile Telecommunications Co. KSCP	2,215,976	3,692
	Gulf Bank KSCP	2,220,874	2,493
	Burgan Bank SAK	1,019,308	662
	Agility Public Warehousing Co. KSCC	1,473,544	646
			32,796
Malaysia (0.7%)
	Malayan Banking Bhd.	7,648,297	22,890
	CIMB Group Holdings Bhd.	8,424,600	18,355
	Public Bank Bhd.	14,753,700	18,236
	Tenaga Nasional Bhd.	4,531,533	16,033
	AMMB Holdings Bhd.	2,843,900	4,651
	RHB Bank Bhd.	2,108,300	4,518
	Petronas Gas Bhd.	945,132	4,407
	Hong Leong Bank Bhd.	617,700	4,042
	MISC Bhd.	1,988,744	4,034
	CelcomDigi Bhd.	3,894,500	3,221
	Maxis Bhd.	2,944,700	2,858
	Axiata Group Bhd.	4,555,700	2,656
	Kuala Lumpur Kepong Bhd.	507,500	2,512
	Telekom Malaysia Bhd.	1,191,200	2,389
	IJM Corp. Bhd.	3,318,900	2,256
	Petronas Chemicals Group Bhd.	2,718,272	2,232
	Sime Darby Bhd.	3,984,101	2,182
	YTL Corp. Bhd.	3,825,807	2,017
	Petronas Dagangan Bhd.	335,900	1,806
	PPB Group Bhd.	587,400	1,681
	Genting Bhd.	1,994,200	1,445
	Alliance Bank Malaysia Bhd.	947,847	1,259
	Hong Leong Financial Group Bhd.	187,500	1,063
	Genting Malaysia Bhd.	1,500,100	754
			127,497
Mexico (1.0%)
	Grupo Financiero Banorte SAB de CV Class O	2,914,600	32,950
	Grupo Mexico SAB de CV Series B	2,882,300	32,005
	Fomento Economico Mexicano SAB de CV	1,765,884	18,431
	Wal-Mart de Mexico SAB de CV	5,148,335	16,338
	America Movil SAB de CV Series B	15,794,600	16,277
	Grupo Aeroportuario del Pacifico SAB de CV Class B	413,400	11,350
	Arca Continental SAB de CV	887,000	9,996
	Grupo Aeroportuario del Sureste SAB de CV Class B	158,980	5,500
	Coca-Cola Femsa SAB de CV	491,774	5,143
	Grupo Aeroportuario del Centro Norte SAB de CV	290,200	4,224
	Kimberly-Clark de Mexico SAB de CV Class A	1,680,000	3,721
	Gentera SAB de CV	1,108,900	3,093
	Promotora y Operadora de Infraestructura SAB de CV	182,850	2,859
	Corp. Inmobiliaria Vesta SAB de CV	914,200	2,827
	Megacable Holdings SAB de CV	770,000	2,695
	Regional SAB de CV	259,500	2,316
[2]	Banco del Bajio SA	785,127	2,307
	Qualitas Controladora SAB de CV	196,500	1,833
	El Puerto de Liverpool SAB de CV Class C1	170,916	1,025
*	Orbia Advance Corp. SAB de CV	807,933	856
*	Alpek SAB de CV	1,530,300	795
	Operadora De Sites Mexicanos SAB de CV Class A-1	777,900	723
			177,264
Netherlands (1.3%)
	ING Groep NV	2,996,858	88,380
	Koninklijke Ahold Delhaize NV	912,293	35,671
[2]	ABN AMRO Bank NV	583,932	21,514
	NN Group NV	264,166	20,940
	Koninklijke KPN NV	3,826,064	18,738
	ASR Nederland NV	156,171	11,343
	Aegon Ltd.	1,375,162	10,801
*	Magnum Ice Cream Co. NV (AQEU)	491,353	8,733
	JDE Peet's NV	153,888	5,793
	Randstad NV	112,755	4,035
	Koninklijke Vopak NV	56,047	2,797

		Shares	Market Value ($000)
[2]	CTP NV	127,642	2,783
			231,528
New Zealand (0.1%)
	Contact Energy Ltd.	865,660	4,879
	Meridian Energy Ltd.	1,253,194	4,251
	Spark New Zealand Ltd.	1,752,339	2,385
	Mercury NZ Ltd.	614,303	2,344
	Air New Zealand Ltd.	1,269,430	443
			14,302
Norway (0.6%)
	DNB Bank ASA	817,152	23,430
	Equinor ASA	686,518	18,453
	Norsk Hydro ASA	1,311,331	11,642
	Telenor ASA	632,430	10,658
	Mowi ASA	436,718	10,067
	Aker BP ASA	310,778	9,149
	Orkla ASA	666,611	7,931
	Yara International ASA	167,655	7,706
	Gjensidige Forsikring ASA	184,342	5,247
	Salmar ASA	70,011	4,171
	Var Energi ASA	817,561	2,989
	Aker ASA Class A	19,240	1,772
			113,215
Philippines (0.2%)
	International Container Terminal Services Inc.	1,097,460	12,021
	Bank of the Philippine Islands	1,929,490	4,064
	Metropolitan Bank & Trust Co.	1,890,200	2,344
	PLDT Inc.	99,492	2,271
	Manila Electric Co.	213,390	2,136
	Universal Robina Corp.	845,814	1,018
	Globe Telecom Inc.	30,721	823
	Puregold Price Club Inc.	986,000	598
	DMCI Holdings Inc.	2,920,366	537
	Semirara Mining & Power Corp.	827,020	448
	LT Group Inc.	1,643,703	446
[2]	Monde Nissin Corp.	3,945,100	381
	Megaworld Corp.	6,440,000	240
*,3	Metro Pacific Investments Corp.	60	3
			27,330
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	860,888	22,392
	ORLEN SA	584,402	17,761
	Powszechny Zaklad Ubezpieczen SA	570,449	11,224
	Bank Polska Kasa Opieki SA	177,457	10,793
	LPP SA	1,358	7,500
	Santander Bank Polska SA	42,399	6,652
			76,322
Portugal (0.2%)
	EDP SA	3,012,009	15,402
	Banco Comercial Portugues SA Class R	9,176,301	9,932
	Galp Energia SGPS SA	419,949	8,356
	Jeronimo Martins SGPS SA	278,498	6,567
			40,257
Qatar (0.4%)
	Qatar National Bank QPSC	4,334,812	23,618
	Qatar Islamic Bank QPSC	1,805,497	12,400
	Industries Qatar QSC	1,925,584	6,721
	Commercial Bank PSQC	3,346,331	4,374
	Al Rayan Bank	6,268,206	3,916
	Ooredoo QPSC	936,562	3,683
	Qatar Gas Transport Co. Ltd.	2,758,834	3,634
	Qatar Navigation QSC	947,986	2,945
	Qatar International Islamic Bank QSC	868,170	2,724
	Qatar Fuel QSC	588,924	2,507
	Nebras Energy	486,245	2,045
	Dukhan Bank	1,968,813	1,927
	Mesaieed Petrochemical Holding Co.	4,992,290	1,501

		Shares	Market Value ($000)
	Barwa Real Estate Co.	1,945,165	1,463
	Qatar Aluminum Manufacturing Co.	2,706,470	1,408
	Vodafone Qatar PQSC	1,619,825	1,135
			76,001
Romania (0.1%)
	Banca Transilvania SA	953,394	7,190
	OMV Petrom SA	15,698,569	3,717
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	86,367	2,774
	Societatea Nationala Nuclearelectrica SA	51,677	868
	One United Properties SA	33,821	270
			14,819
Russia (0.0%)
*,3	Inter RAO UES PJSC	11,522,470	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	GMK Norilskiy Nickel PAO	1,145,800	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
*,3	PhosAgro PJSC (MISX)	7,446	—
*,3	United Co. RUSAL International PJSC	796,030	—
*,3	Unipro PAO	4,903,000	—
*,3	Polyus PJSC	95,490	—
*,3	RusHydro PJSC	41,940,310	—
*,3	Rostelecom PJSC	343,830	—
*,3	Tatneft PJSC	243,415	—
*,3	Novolipetsk Steel PJSC	373,254	—
*,3	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
*,3	Novatek PJSC	356,672	—
*,3	Gazprom PJSC	2,023,010	—
*,3	Mosenergo PJSC	1,739,000	—
*,3	Federal Grid Co. - Rosseti PJSC	83,950,000	—
*,3	Lukoil PJSC	76,646	—
*,3	Rosneft Oil Co. PJSC	211,479	—
*,3	Magnitogorsk Iron & Steel Works PJSC	732,540	—
*,3	Sistema AFK PAO	903,430	—
*,3	Severstal PAO PJSC	28,686	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.1%)
[2]	Saudi Arabian Oil Co.	5,922,395	40,712
	Saudi National Bank	2,912,665	34,822
	Saudi Telecom Co.	1,892,917	22,470
	Saudi Basic Industries Corp.	891,437	13,510
	Riyad Bank	1,466,351	11,004
	Saudi Awwal Bank	990,221	9,409
	Alinma Bank	1,236,802	9,395
	SABIC Agri-Nutrients Co.	231,809	7,723
	Etihad Etisalat Co.	379,939	7,150
	Banque Saudi Fransi	1,210,973	5,829
	Arab National Bank	881,982	5,353
	Bupa Arabia for Cooperative Insurance Co.	78,152	3,433
	Saudi Electricity Co.	749,396	2,877
	Jarir Marketing Co.	611,795	2,327
	Saudi Investment Bank	604,222	2,255
	Yanbu National Petrochemical Co.	260,457	1,876
	Sahara International Petrochemical Co.	338,075	1,381
	Mobile Telecommunications Co. Saudi Arabia	465,606	1,374
	Saudi Aramco Base Oil Co.	48,274	1,346
[2]	Arabian Centres Co. Ltd.	226,070	1,178
	Nahdi Medical Co.	41,722	1,096
	Saudi Industrial Investment Group	313,950	1,048
	United Electronics Co.	42,028	985
	Saudia Dairy & Foodstuff Co.	15,242	984
	Saudi Cement Co.	98,021	942
	Qassim Cement Co.	72,179	823
	Abdullah Al Othaim Markets Co.	457,342	812

		Shares	Market Value ($000)
	Arabian Drilling Co.	26,264	735
*	Power & Water Utility Co. for Jubail & Yanbu	77,070	667
			193,516
Singapore (1.6%)
	DBS Group Holdings Ltd.	2,031,185	94,414
	Oversea-Chinese Banking Corp. Ltd.	3,267,200	54,528
	United Overseas Bank Ltd.	1,246,645	37,573
	Singapore Telecommunications Ltd.	7,213,188	26,030
	Keppel Ltd.	1,424,412	12,254
	Singapore Technologies Engineering Ltd.	1,510,000	11,608
	Singapore Exchange Ltd.	830,032	11,501
	Singapore Airlines Ltd.	1,458,100	7,279
	Capitaland Investment Ltd.	2,327,600	5,635
	Wilmar International Ltd.	1,748,887	4,670
	Venture Corp. Ltd.	342,564	4,399
	Sembcorp Industries Ltd.	886,800	4,202
	Genting Singapore Ltd.	6,097,800	3,521
	Thai Beverage PCL	7,792,600	2,941
	ComfortDelGro Corp. Ltd.	2,371,600	2,740
	NetLink NBN Trust	3,002,900	2,310
	Jardine Cycle & Carriage Ltd.	47,500	1,185
	Hutchison Port Holdings Trust	4,383,300	1,008
*	Yangzijiang Maritime Development Ltd.	2,034,300	959
	SIA Engineering Co. Ltd.	195,600	508
	Olam Group Ltd.	606,400	426
	StarHub Ltd.	455,100	407
			290,098
South Africa (1.5%)
	Anglogold Ashanti plc	508,852	45,872
	Gold Fields Ltd.	905,237	44,768
	FirstRand Ltd.	5,356,326	30,552
	Standard Bank Group Ltd.	1,311,729	24,107
	Valterra Platinum Ltd.	267,525	24,037
	MTN Group Ltd.	1,665,753	18,497
	Absa Group Ltd.	766,221	12,074
	Sanlam Ltd.	1,600,910	10,029
	Northam Platinum Holdings Ltd.	363,399	8,658
	Shoprite Holdings Ltd.	472,026	7,788
	Nedbank Group Ltd.	446,635	7,314
	Bidvest Group Ltd.	335,833	4,859
	Old Mutual Ltd.	4,796,737	4,604
*	Sasol Ltd.	648,282	4,579
	Vodacom Group Ltd.	466,730	4,305
	OUTsurance Group Ltd.	847,248	3,740
	Tiger Brands Ltd.	179,812	3,738
	Woolworths Holdings Ltd.	965,184	3,240
	Mr Price Group Ltd.	271,668	2,983
	Exxaro Resources Ltd.	234,289	2,671
	African Rainbow Minerals Ltd.	114,234	1,672
	Foschini Group Ltd.	310,340	1,627
	Investec Ltd.	190,859	1,547
	Kumba Iron Ore Ltd.	50,063	1,111
	Santam Ltd.	29,813	793
			275,165
South Korea (1.8%)
[1]	Hyundai Motor Co.	135,888	47,303
	KB Financial Group Inc.	360,503	33,743
	Kia Corp.	238,217	25,347
	Shinhan Financial Group Co. Ltd.	429,691	25,113
	Hana Financial Group Inc.	270,981	18,828
	POSCO Holdings Inc.	75,028	18,004
	Woori Financial Group Inc.	677,761	14,178
	KT&G Corp.	106,385	11,378
	Samsung Fire & Marine Insurance Co. Ltd.	30,946	10,759
*	Korea Electric Power Corp.	259,919	10,483
	Samsung Life Insurance Co. Ltd.	79,350	10,332
	SK Inc.	36,451	8,418
	HD Hyundai Co. Ltd.	41,815	6,786
	Hyundai Glovis Co. Ltd.	37,680	6,353

		Shares	Market Value ($000)
	Korea Investment Holdings Co. Ltd.	41,357	6,187
[1]	Mirae Asset Securities Co. Ltd.	196,322	5,820
	LG Corp.	85,626	5,435
	DB Insurance Co. Ltd.	43,778	4,322
	Samsung Securities Co. Ltd.	62,930	3,950
	Industrial Bank of Korea	253,356	3,893
	HMM Co. Ltd.	268,057	3,715
	Samsung E&A Co. Ltd.	157,543	3,354
*,1	Coway Co. Ltd.	52,972	3,065
	Hankook Tire & Technology Co. Ltd.	69,118	3,057
	BNK Financial Group Inc.	249,769	2,878
	NH Investment & Securities Co. Ltd.	131,237	2,461
	LG Uplus Corp.	210,210	2,335
	GS Holdings Corp.	43,375	2,066
[1]	Doosan Bobcat Inc.	48,425	1,972
	Hyundai Steel Co.	82,177	1,784
	iM Financial Group Co. Ltd.	139,324	1,498
*	Kumho Petrochemical Co. Ltd.	14,406	1,439
*	Cheil Worldwide Inc.	87,149	1,327
	Kangwon Land Inc.	107,903	1,305
*	Hyundai Marine & Fire Insurance Co. Ltd.	57,823	1,127
	Misto Holdings Corp.	33,467	1,090
	S-1 Corp.	19,592	1,085
	Lotte Chemical Corp.	17,626	1,017
	Samsung Card Co. Ltd.	23,745	936
*	KEPCO Plant Service & Engineering Co. Ltd.	21,459	832
	GS Engineering & Construction Corp.	63,848	829
	BGF retail Co. Ltd.	8,925	752
*	Korea Gas Corp.	25,535	709
	Lotte Corp.	29,876	649
*	Hanwha Life Insurance Co. Ltd.	259,818	628
	Lotte Shopping Co. Ltd.	10,442	609
	Dongsuh Cos. Inc.	30,730	554
*,1	Hite Jinro Co. Ltd.	43,694	533
	GS Retail Co. Ltd.	34,066	524
*,1	Hanon Systems	222,152	505
			321,267
Spain (4.1%)
	Banco Santander SA	14,983,083	191,305
	Iberdrola SA (XMAD)	6,741,545	151,568
	Banco Bilbao Vizcaya Argentaria SA	5,724,534	145,309
	Industria de Diseno Textil SA	1,115,882	72,610
	CaixaBank SA	3,621,166	47,800
	Repsol SA	1,125,388	22,171
[2]	Aena SME SA	697,212	21,654
	Banco de Sabadell SA	5,091,773	19,974
	Telefonica SA	4,130,161	16,720
	Endesa SA	315,936	11,663
	Bankinter SA	633,548	10,815
	Naturgy Energy Group SA	251,578	7,900
	Redeia Corp. SA	410,876	7,101
	Acciona SA	23,860	5,128
	Mapfre SA	945,335	4,326
*	Iberdrola SA	87,260	1,957
			738,001
Sweden (1.7%)
	Volvo AB Class B	1,597,471	58,048
	Skandinaviska Enskilda Banken AB Class A	1,489,790	32,022
	Swedbank AB Class A	810,180	31,500
	Telefonaktiebolaget LM Ericsson Class B	2,760,556	29,897
	Svenska Handelsbanken AB Class A	1,309,003	20,637
*	Boliden AB	284,012	19,888
	Essity AB Class B	591,974	17,528
	Telia Co. AB	2,315,290	10,577
	Skanska AB Class B	335,584	10,192
	Tele2 AB Class B	553,254	10,179
[1]	H & M Hennes & Mauritz AB Class B	490,098	9,814
	SKF AB Class B	343,350	8,978
[2]	Evolution AB	128,954	8,377

		Shares	Market Value ($000)
	Securitas AB Class B	482,702	7,982
	Volvo AB Class A	171,130	6,218
	SSAB AB Class B	603,961	4,968
	Axfood AB	108,350	3,712
[1]	Svenska Handelsbanken AB Class B	128,572	3,370
	SSAB AB Class A	227,402	1,880
	Skandinaviska Enskilda Banken AB Class C	35,202	776
	Sagax AB Class D	86,986	332
			296,875
Switzerland (7.2%)
	Roche Holding AG	708,755	322,299
	Novartis AG (Registered)	1,938,893	287,673
	Nestle SA (Registered)	2,555,402	243,853
	Zurich Insurance Group AG	143,583	102,148
	Holcim AG	492,196	50,730
	Swiss Re AG	297,118	47,475
	Swiss Life Holding AG (Registered)	28,766	31,544
	Partners Group Holding AG	21,695	29,582
*	Amrize Ltd.	503,564	26,639
	Swisscom AG (Registered)	25,697	21,099
	Helvetia Baloise Holding AG (Registered)	81,283	20,615
	SGS SA (Registered)	167,327	20,139
	Julius Baer Group Ltd.	207,321	17,318
	Roche Holding AG (Bearer) Class BR	30,763	14,216
	Swiss Prime Site AG (Registered)	77,184	13,140
	Kuehne & Nagel International AG (Registered)	46,376	10,739
	PSP Swiss Property AG (Registered)	45,815	9,196
	Swatch Group AG (Bearer) Class BR	27,960	6,597
	Adecco Group AG (Registered)	165,972	4,877
	Banque Cantonale Vaudoise (Registered)	27,380	3,705
	DKSH Holding AG	36,913	2,708
			1,286,292
Taiwan (3.9%)
	Hon Hai Precision Industry Co. Ltd.	12,280,828	84,890
	MediaTek Inc.	1,481,000	82,152
	CTBC Financial Holding Co. Ltd.	17,816,120	28,704
	ASE Technology Holding Co. Ltd.	2,949,171	27,419
	Fubon Financial Holding Co. Ltd.	8,422,223	24,185
[1]	United Microelectronics Corp.	11,739,000	23,358
[1]	Quanta Computer Inc.	2,648,000	23,311
	Cathay Financial Holding Co. Ltd.	9,445,973	22,505
	E.Sun Financial Holding Co. Ltd.	15,519,902	16,435
	Chunghwa Telecom Co. Ltd.	3,859,000	16,364
	TS Financial Holding Co. Ltd.	22,051,261	15,849
	Elite Material Co. Ltd.	284,000	15,405
	Yuanta Financial Holding Co. Ltd.	11,035,592	15,033
	Mega Financial Holding Co. Ltd.	11,938,741	14,681
[1]	Wistron Corp.	3,042,656	12,452
[1]	Wiwynn Corp.	104,000	11,658
	Chroma ATE Inc.	371,000	11,392
	Uni-President Enterprises Corp.	4,967,000	11,300
	SinoPac Financial Holdings Co. Ltd.	12,099,001	10,959
	Asustek Computer Inc.	683,268	10,734
	King Yuan Electronics Co. Ltd.	1,150,000	10,655
	First Financial Holding Co. Ltd.	11,013,261	10,054
	Lite-On Technology Corp.	1,951,194	10,030
	Hua Nan Financial Holdings Co. Ltd. Class C	9,419,017	9,881
	KGI Financial Holding Co. Ltd.	16,019,392	9,160
[1]	Realtek Semiconductor Corp.	488,000	7,466
[1]	Largan Precision Co. Ltd.	96,000	7,317
[1]	Novatek Microelectronics Corp.	577,000	6,846
[1]	Evergreen Marine Corp. Taiwan Ltd.	1,088,800	6,431
	TCC Group Holdings Co. Ltd.	6,742,119	5,641
	Powertech Technology Inc.	696,000	5,511
	Far EasTone Telecommunications Co. Ltd.	1,822,000	5,126
	Chailease Holding Co. Ltd.	1,516,748	4,999
	Taiwan Mobile Co. Ltd.	1,461,000	4,899
	Shanghai Commercial & Savings Bank Ltd.	3,857,677	4,832
[1]	Vanguard International Semiconductor Corp.	1,047,712	4,749

		Shares	Market Value ($000)
	Zhen Ding Technology Holding Ltd.	714,000	4,400
[1]	Compal Electronics Inc.	4,170,000	4,304
[1]	Walsin Lihwa Corp.	3,113,898	4,262
	Pegatron Corp.	1,863,000	4,108
[1]	Globalwafers Co. Ltd.	257,000	4,041
[1]	Gigabyte Technology Co. Ltd.	534,000	3,928
	President Chain Store Corp.	545,000	3,701
[1]	Inventec Corp.	2,565,994	3,642
[1]	Teco Electric & Machinery Co. Ltd.	1,408,000	3,591
	ASE Technology Holding Co. Ltd. ADR	180,730	3,430
[1]	Catcher Technology Co. Ltd.	526,672	3,364
	Eva Airways Corp.	2,744,380	3,248
	WPG Holdings Ltd.	1,472,000	2,994
	Far Eastern New Century Corp.	2,996,000	2,638
	Asia Cement Corp.	2,331,000	2,601
	Synnex Technology International Corp.	1,202,000	2,491
[1]	Eclat Textile Co. Ltd.	182,200	2,279
[1]	Acer Inc.	2,818,000	2,239
	Chicony Electronics Co. Ltd.	595,370	2,201
[1]	Nien Made Enterprise Co. Ltd.	163,000	2,199
	Pou Chen Corp.	2,172,000	2,099
	Sino-American Silicon Products Inc.	549,000	2,080
	China Airlines Ltd.	2,879,000	2,025
	Formosa Petrochemical Corp.	1,186,486	2,016
	Micro-Star International Co. Ltd.	660,000	1,883
	Taiwan High Speed Rail Corp.	2,125,000	1,844
[1]	Cheng Shin Rubber Industry Co. Ltd.	1,868,994	1,812
	Eternal Materials Co. Ltd.	831,000	1,614
	Capital Securities Corp.	1,718,495	1,613
	Transcend Information Inc.	186,000	1,549
	Ruentex Development Co. Ltd.	1,522,000	1,391
[1]	Feng TAY Enterprise Co. Ltd.	434,273	1,324
	Far Eastern International Bank	2,618,072	1,038
	Giant Manufacturing Co. Ltd.	308,361	873
	U-Ming Marine Transport Corp.	436,000	857
	Taiwan Fertilizer Co. Ltd.	563,000	827
	Taiwan Secom Co. Ltd.	230,000	778
[1]	Yulon Motor Co. Ltd.	541,288	532
	China Motor Corp.	249,000	438
[1]	Formosa Sumco Technology Corp.	58,000	257
			684,894
Thailand (0.5%)
	PTT PCL	12,492,400	13,485
	Advanced Info Service PCL	1,093,204	12,124
	Kasikornbank PCL NVDR	1,370,400	8,185
	SCB X PCL	1,776,600	7,648
	Krung Thai Bank PCL	6,239,600	5,599
	PTT Exploration & Production PCL	1,384,930	5,414
	Siam Cement PCL (Registered)	690,450	4,508
	Central Pattana PCL	2,293,600	4,196
[1]	TMBThanachart Bank PCL	42,078,100	2,697
	Kasikornbank PCL	428,100	2,557
	Charoen Pokphand Foods PCL	3,192,100	2,091
	Digital Telecommunications Infrastructure Fund Class F	6,587,500	1,981
	PTT Global Chemical PCL	1,999,400	1,569
	Bangkok Bank PCL (Registered)	307,000	1,540
	Thai Oil PCL	1,040,840	1,416
	Banpu PCL (Registered)	7,282,150	1,238
[1]	Bangkok Bank PCL NVDR	240,400	1,206
	Indorama Ventures PCL	1,659,100	1,074
	PTT Oil & Retail Business PCL	2,272,100	979
	Home Product Center PCL	4,124,600	928
	Land & Houses PCL (Registered)	7,128,800	883
	Thai Union Group PCL Class F	2,225,200	834
	Ratch Group PCL	729,750	719
	Osotspa PCL	1,211,400	677
	Thai Life Insurance PCL	1,757,500	663
	Electricity Generating PCL	167,900	625
	Berli Jucker PCL	629,900	289

		Shares	Market Value ($000)
	Siam City Cement PCL	47,827	218
			85,343
Turkiye (0.3%)
	Akbank TAS	3,193,335	6,831
	KOC Holding A/S	1,165,096	5,572
[1]	Turkiye Petrol Rafinerileri A/S	947,307	5,338
	Haci Omer Sabanci Holding A/S	1,472,130	3,705
[1]	Turkcell Iletisim Hizmetleri A/S	1,283,441	3,459
*	Yapi ve Kredi Bankasi A/S	3,554,415	3,357
	Turkiye Is Bankasi A/S Class C	8,566,409	3,293
[1]	Eregli Demir ve Celik Fabrikalari TAS	3,576,725	2,315
	Turkiye Garanti Bankasi A/S	554,834	2,059
	Enka Insaat ve Sanayi A/S	824,981	1,854
[1]	Ford Otomotiv Sanayi A/S	662,045	1,731
[1]	Tofas Turk Otomobil Fabrikasi A/S	114,810	863
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	505,100	562
[2]	Enerjisa Enerji A/S	192,580	464
	Turkiye Sigorta A/S	1,627,839	456
*	Aksa Enerji Uretim A/S	240,166	408
[1]	Dogus Otomotiv Servis ve Ticaret A/S	73,153	386
	Turk Traktor ve Ziraat Makineleri A/S	22,680	309
	Aksa Akrilik Kimya Sanayii A/S	1,136,688	290
	Aygaz A/S	49,314	272
	Nuh Cimento Sanayi A/S	46,018	254
	Anadolu Hayat Emeklilik A/S	46,579	132
	Akcansa Cimento A/S	26,388	118
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	266,899	51
			44,079
United Arab Emirates (0.8%)
	Emaar Properties PJSC	6,276,699	25,676
	First Abu Dhabi Bank PJSC	4,464,115	22,619
	Emirates Telecommunications Group Co. PJSC	3,522,526	18,894
	Emirates NBD Bank PJSC	1,825,589	15,461
	Abu Dhabi Commercial Bank PJSC	3,180,768	13,194
	Abu Dhabi Islamic Bank PJSC	1,472,787	9,768
	Dubai Islamic Bank PJSC	2,924,104	7,693
	Dubai Electricity & Water Authority PJSC	9,062,368	7,455
	Emaar Development PJSC	834,462	3,911
	ADNOC Drilling Co. PJSC	2,665,236	3,869
	Salik Co. PJSC	1,906,545	3,313
	Abu Dhabi National Oil Co. for Distribution PJSC	2,949,630	3,293
	Air Arabia PJSC	2,323,560	3,153
	ADNOC Logistics & Services	1,652,806	2,526
	Dubai Investments PJSC	2,077,877	2,265
	Borouge plc	2,933,169	2,085
	Parkin Co. PJSC	759,132	1,278
	NMDC Group PJSC	225,823	1,265
	Americana Restaurants International plc - Foreign Co. (XADS)	2,786,415	1,182
	Emirates Central Cooling Systems Corp.	2,009,061	963
	Fertiglobe plc	1,060,347	783
			150,646
United Kingdom (11.4%)
	HSBC Holdings plc	17,345,261	305,986
	Shell plc (XLON)	5,839,470	224,466
	Unilever plc	2,164,053	147,219
	British American Tobacco plc	2,149,990	129,889
	GSK plc	4,038,947	104,454
	BP plc	15,852,477	100,513
	Rio Tinto plc	1,042,705	95,130
	Barclays plc	14,048,301	93,759
	Lloyds Banking Group plc	59,742,357	89,208
	National Grid plc	4,991,833	84,809
	NatWest Group plc	8,149,942	74,285
*	Glencore plc	10,626,650	72,446
*	Reckitt Benckiser Group plc	679,276	56,671
	Diageo plc	2,247,764	51,722
	SSE plc	1,216,043	40,418
	Tesco plc	6,396,089	37,218
	Imperial Brands plc	772,652	32,542

		Shares	Market Value ($000)
	Vodafone Group plc	18,898,108	27,832
	Aviva plc	3,055,012	26,633
	Legal & General Group plc	5,643,618	20,491
	BT Group plc	5,681,614	14,934
	Centrica plc	4,828,616	12,644
	United Utilities Group plc	686,412	11,755
	Coca-Cola HBC AG Class DI	205,479	11,159
	Endeavour Mining plc	191,695	10,911
	Severn Trent plc	264,846	10,638
	Admiral Group plc	251,909	9,480
	M&G plc	2,202,366	9,336
	Fresnillo plc	188,173	9,267
	Kingfisher plc	1,761,313	8,117
	Associated British Foods plc	293,248	7,664
	Phoenix Group Holdings plc	753,768	7,640
	J Sainsbury plc	1,740,673	7,627
	Barratt Redrow plc	1,385,984	7,380
	ICG plc	274,225	6,824
	Whitbread plc	177,947	6,642
	Persimmon plc	323,448	6,229
*,1	Metlen Energy & Metals plc	112,883	6,157
	DCC plc	88,228	5,593
	Taylor Wimpey plc	3,730,515	5,454
	Berkeley Group Holdings plc	95,203	5,379
	Croda International plc	143,245	5,353
[1]	Mondi plc	439,777	5,139
	Schroders plc	760,896	4,713
	WPP plc	1,098,342	4,556
[2]	Airtel Africa plc	699,244	3,049
*	Reckitt Benckiser Group plc (XLON)	7,833	653
*,3	Evraz plc	193,110	—
			2,019,984
Total Common Stocks (Cost $12,719,780)			17,481,717
Preferred Stocks (0.9%)
	Itau Unibanco Holding SA Preference Shares	5,166,236	44,666
	Petroleo Brasileiro SA - Petrobras Preference Shares	4,399,497	31,566
	Itausa SA Preference Shares	5,881,408	15,266
	Volkswagen AG Preference Shares	105,207	12,762
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	142,826	10,997
	Banco Bradesco SA Preference Shares	2,254,713	9,130
	Bayerische Motoren Werke AG Preference Shares	76,438	7,884
	Hyundai Motor Co. Preference Shares (XKRX)	31,261	5,904
	Gerdau SA Preference Shares	1,270,470	5,412
	Hyundai Motor Co. Preference Shares	26,565	4,904
*	Axia Energia Preference Shares Class C	363,788	3,650
	Cia Energetica de Minas Gerais Preference Shares	1,651,002	3,601
	Axia Energia Preference Shares Class B	249,300	2,739
	Embotelladora Andina SA Preference Shares Class B	417,290	2,192
	Metalurgica Gerdau SA Preference Shares	797,581	1,496
	Isa Energia Brasil SA Preference Shares	275,892	1,461
	Grupo De Inversiones Suramericana SA Preference Shares	102,915	1,450
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,852	1,003
*	Hanwha Corp. Preference Shares	19,284	641
*	Localiza Rent a Car SA Preference Shares	45,625	405
	Amorepacific Corp. (XKRX) Preference Shares	8,189	292
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	24,793	275
*,3	Transneft PJSC Preference Shares	52,700	—
*,3	Tatneft PJSC Preference Shares	51,803	—
*,3	Surgutneftegas PAO Preference Shares	2,513,070	—
Total Preferred Stocks (Cost $122,320)			167,696

		Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[4,5]	Vanguard Market Liquidity Fund, 3.704% (Cost $208,179)	2,081,886	208,189
Total Investments (100.3%) (Cost $13,050,279)			17,857,602
Other Assets and Liabilities—Net (-0.3%)			(59,860)
Net Assets (100%)			17,797,742
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $122,151.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $222,969, representing 1.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $131,047 was received for securities on loan, of which $129,939 is held in Vanguard Market Liquidity Fund and $1,108 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	6	2,090	22
FTSE 100 Index	March 2026	180	25,097	862
MSCI EAFE Index	March 2026	519	78,805	3,438
MSCI Emerging Markets Index	March 2026	202	15,360	1,291
S&P TSX 60 Index	March 2026	79	21,498	(214)
				5,399

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	CAD	22,540	USD	16,375	212	—
Toronto-Dominion Bank	3/18/2026	GBP	9,451	USD	12,756	176	—
State Street Bank & Trust Co.	3/18/2026	GBP	6,346	USD	8,452	231	—
Bank of America, N.A.	3/18/2026	INR	468,352	USD	5,167	—	(80)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	2,062	AUD	3,105	—	(101)
Goldman Sachs International	3/18/2026	USD	3,695	BRL	21,107	—	(271)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	3,202	BRL	17,877	—	(157)
State Street Bank & Trust Co.	3/18/2026	USD	6,319	CHF	5,019	—	(208)
Toronto-Dominion Bank	3/18/2026	USD	6,290	CHF	5,019	—	(237)
Toronto-Dominion Bank	3/18/2026	USD	6,583	EUR	5,630	—	(106)
Standard Chartered Bank	3/18/2026	USD	4,382	HKD	34,016	21	—
BNP Paribas	3/18/2026	USD	1,576	KRW	2,307,158	—	(17)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	USD	153	SEK	1,420	—	(7)
State Street Bank & Trust Co.	3/18/2026	USD	1,080	TWD	33,615	18	—
						658	(1,184)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,833,737	38,866	—	1,872,603
Common Stocks—Other	31,011	15,578,100	3	15,609,114
Preferred Stocks	120,842	46,854	—	167,696
Temporary Cash Investments	208,189	—	—	208,189
Total	2,193,779	15,663,820	3	17,857,602
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,613	—	—	5,613
Forward Currency Contracts	—	658	—	658
Total	5,613	658	—	6,271
Liabilities
Futures Contracts[1]	(214)	—	—	(214)
Forward Currency Contracts	—	(1,184)	—	(1,184)
Total	(214)	(1,184)	—	(1,398)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.